STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capitall [Member]	Treasury Shares [Member]	Other comprehensive Income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018	$ 88		$ 472,239	$ 0	$ (1,691)	$ (329,841)	$ 140,795
Balance, shares at Dec. 31, 2018	49,269,626
Exercise of options, ESPP shares and vesting of RSUs	$ 6		29,368	0	0	0	29,374
Exercise of options, ESPP shares and vesting of RSUs, shares	2,256,293
Share-based compensation	$ 0		109,476	0	0	0	109,476
Other comprehensive income (loss)	0		0	0	3,048	0	3,048
Net loss	0		0	0	0	(87,748)	(87,748)
Balance at Dec. 31, 2019	$ 94		611,083	0	1,357	(417,589)	194,945
Balance, shares at Dec. 31, 2019	51,525,919
Exercise of options, ESPP shares and vesting of RSUs	$ 13		36,096	0	0	0	36,109
Exercise of options, ESPP shares and vesting of RSUs, shares	4,501,124
Share-based compensation	$ 0		147,439	0	0	0	147,439
Equity Component of Convertible senior notes 2025, net	0		67,337	0	0	0	67,337
Conversion of Convertible senior notes 2023		[1]	179	0	0	0	179
Conversion of Convertible senior notes 2023, shares	715
Other comprehensive income (loss)	$ 0		0	0	8,049	0	8,049
Net loss	0		0	0	0	(166,867)	(166,867)
Balance at Dec. 31, 2020	$ 107		862,134	0	(9,406)	(584,456)	287,191
Balance, shares at Dec. 31, 2020	56,027,758
Early adoption of ASU 2020-06 as of January 1, 2021	$ 0		(215,712)	0	0	53,527	(162,185)
Exercise of options, ESPP shares and vesting of RSUs	$ 5		47,446	0	0	0	47,451
Exercise of options, ESPP shares and vesting of RSUs, shares	1,560,797
Share-based compensation	$ 0		221,980	0	0	0	221,980
Treasury Shares	$ (3)		0	(199,997)	0	0	(200,000)
Treasury Shares, shares	(895,136)
Conversion of Convertible senior notes 2023	$ 2		78,947	0	0	0	78,949
Conversion of Convertible senior notes 2023, shares	560,770
Other comprehensive income (loss)	$ 0		0	0	(10,462)	0	(10,462)
Net loss	0		0	0	0	(117,209)	(117,209)
Balance at Dec. 31, 2021	$ 111		$ 994,795	$ (199,997)	$ (1,056)	$ (648,138)	$ 145,715
Balance, shares at Dec. 31, 2021	57,254,189

[1]	represent amount lower than $1.